Segment information (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Non-current Assets Per Geographical Segment

Non-current assets per geographical segment

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
The United Kingdom	209,871	183,635	232,115
Hong Kong	3,345,106	3,139,380	3,968,176
Total	3,554,977	3,323,015	4,200,291